Investments (Repurchase Agreements and Securities Lending) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	$ 86,750	$ 3,004
Overnight & Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	86,750	3,004
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	0	0
30 days or greater
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	0	0
Foreign government bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	506	0
Foreign government bonds | Overnight & Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	506	0
Foreign government bonds | Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	0	0
U.S. public corporate securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	7,903	3,004
U.S. public corporate securities | Overnight & Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	7,903	3,004
U.S. public corporate securities | Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	0	0
Foreign public corporate securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	12,873	0
Foreign public corporate securities | Overnight & Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	12,873	0
Foreign public corporate securities | Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	0	0
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	65,468	0
Equity securities | Overnight & Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	65,468	0
Equity securities | Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	$ 0	$ 0